Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 542,655	$ 624,018
Accounts receivable, net of allowance of $41,350 in 2011 and $49,032 in 2010	702,091	729,471
Prepaid expenses	132,510	100,391
Other current assets	76,472	96,613
Total Current Assets	1,453,728	1,550,493
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,950,437	2,007,399
Other property, plant and equipment, net	296,273	290,325
INTANGIBLE ASSETS
Definite-lived intangibles, net	618,526	705,218
Indefinite-lived intangibles - permits	1,105,704	1,114,413
Goodwill	857,193	862,242
OTHER ASSETS
Due from Clear Channel Communications	656,040	383,778
Other assets	150,284	162,697
Total Assets	7,088,185	7,076,565
CURRENT LIABILITIES
Accounts payable	108,231	100,540
Accrued expenses	498,966	523,045
Deferred income	89,980	100,675
Current portion of long-term debt	23,806	41,676
Total Current Liabilities	720,983	765,936
Long-term debt	2,522,103	2,522,133
Other long-term liabilities	281,940	251,873
Deferred tax liability	822,932	828,568
Commitments and contingent liabilities (Note 7)	0	0
SHAREHOLDERS' EQUITY
Noncontrolling interest	231,530	209,794
Preferred stock, $.01 par value, 150,000,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital	6,684,497	6,677,146
Retained deficit	(3,931,403)	(3,974,349)
Accumulated other comprehensive loss	(246,988)	(207,439)
Cost of shares (109,755 in 2011 and 84,896 in 2010) held in treasury	(970)	(655)
Total Shareholders' Equity	2,740,227	2,708,055
Total Liabilities and Shareholders' Equity	7,088,185	7,076,565
Class A Common Shares Issued [Member]
SHAREHOLDERS' EQUITY
Common stock	411	408
Class B Common Shares Issued [Member]
SHAREHOLDERS' EQUITY
Common stock	$ 3,150	$ 3,150